RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 10:-	RELATED PARTY TRANSACTIONS AND BALANCES

a.
Mrs. Dora Mer, the wife of Chaim Mer, provided legal services to the Company through the Israeli law firm of M. Firon & Co., Advocates and Notaries, until July 2011. On April 2, 2008, the Company's Audit Committee and Board of Directors approved our engagement of the services of Mrs. Mer, for a monthly retainer in the amount of $ 5. Mrs. Mer reduced the monthly retainer to $ 4.25 retroactively from December 1, 2008 until February 28, 2010 and the monthly retainer was further reduced to $ 2.5 beginning March 1, 2010.

The Company receives certain services from C. Mer Industries Ltd. or C. Mer, a publicly traded company controlled by Mr. Chaim Mer. These services include reimbursement for shared expenses related to a commercial insurance policy. For the years ended December 31, 2010, 2011 and 2012, the Company paid or accrued $ 25, $ 16 and $ 13, respectively, with respect to the above mentioned expenses. In 2012 MTS Ltd. engaged with Mer Telecom Ltd., a subsidiary of C. Mer,  in a deployment of its Mobile Financial Services (MFS) solution for a customer in Africa. We completed the deployment in 2013. In respect of this transaction The Company received in 2012 an advance payment of $ 50.

From January 1, 2009 until September 2011, as part of the acquisition of certain assets and liabilities of AnchorPoint, the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 23.5% of the Company's Ordinary Shares. These services include reimbursement for shared expenses, development and IT services, other administrative services, and rental related fees. Expenses recognized with respect to the above mentioned services were approximately $ 272, $ 195 and $ 0 for the year ended December 31, 2010, 2011 and 2012, respectively. In addition, the Company rents an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease. For the year ended December 31, 2012, the Company paid or accrued $ 56 with respect to the above mentioned rent expenses.

On March 25, 2009, the Company's Audit Committee and Board of Directors approved a transaction with Mer & Co. (1982) Ltd., or Mer & Co, a subsidiary of C. Mer. According to the terms of the transaction, the Company will sell its products to Mer & Co, which has an Israel Defense Forces approved supplier number, and Mer & Co will represent the Company and resell its products to the Israeli Defense Forces. During 2012, revenues from the abovementioned transaction amounted to $ 101.

b.	Balances and transactions with related parties were as follows:

 1.         Balances with related parties:

	December 31,
	2011	2012

Other accounts payable and accrued expenses (see Note 7)	$316	$83

Other accounts receivable and prepaid expenses (see note 4)	$-	$10

 2.         Transactions with related parties:

	Year ended December 31,
	2010		2011		2012

Revenues derived from a related party		$134		$103	$101

Amounts charged by related parties:

Cost of revenues	$	*166	$	*54	$53
Operating expenses		233		323	121

		$399		$377	$174